Annual Operating Expenses {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-12 - Fidelity® California Municipal Income Fund	Apr. 29, 2022
Fidelity Advisor California Municipal Income Fund: Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.79%
Fidelity Advisor California Municipal Income Fund: Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.70%
Fidelity Advisor California Municipal Income Fund: Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual operating expenses	1.53%
Fidelity Advisor California Municipal Income Fund: Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.54%
Fidelity Advisor California Municipal Income Fund: Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.42%